Capital Stock and Changes in Capital Accounts, Common Stock (Details) $ / shares in Units, $ in Thousands					6 Months Ended
	Jun. 08, 2023 shares	May 03, 2023	Feb. 10, 2023 USD ($) $ / shares shares	Dec. 22, 2022	Jun. 30, 2023 shares	Jun. 30, 2022 shares	Jun. 07, 2023 shares	Feb. 08, 2023 shares	Dec. 31, 2022 shares
Common Stock [Abstract]
Reverse stock split ratio	0.05	0.05		0.1
Common stock, shares issued (in shares)	1,259,135				3,549,484		25,183,996		509,200
Common stock, shares outstanding (in shares)	1,259,135				3,549,484		25,183,996		509,200
Units issued					15,000,000	15,571,429
Issuance of warrants						628,751
Gross proceeds | $			$ 7,619
Net proceeds | $			$ 6,706
Maximum [Member]
Common Stock [Abstract]
Reverse stock split ratio		0.004
Pre-Funded Warrants [Member]
Common Stock [Abstract]
Common shares called by warrants (in shares)			135,000
Issuance of warrants			2,700,000		2,700,000
Warrants exercised			2,700,000		2,700,000	2,500,000
Class B Warrants [Member]
Common Stock [Abstract]
Issuance of warrants			15,000,000		15,000,000
Class B Warrants [Member] | Maximum [Member]
Common Stock [Abstract]
Common shares called by warrants (in shares)			750,000		750,000
Private Placement Warrants [Member]
Common Stock [Abstract]
Common shares called by warrants (in shares)			750,000
Issuance of warrants			15,000,000
Warrants exercised					8,353,121
Common Stock [Member]
Common Stock [Abstract]
Shares issued (in shares)					615,000	6,407
February 2023 Registered Direct Offering [Member]
Common Stock [Abstract]
Units issued			15,000,000
Sales price (in dollars per unit) | $ / shares			$ 1.01
Number of units								20
Common shares called by 20 warrants (in shares)								1
Maximum beneficial ownership								4.99%
Shares issued (in shares)			615,000
Gross proceeds | $			$ 15,150
Net proceeds | $			$ 13,310
February 2023 Registered Direct Offering [Member] | Pre-Funded Warrants [Member]
Common Stock [Abstract]
Number of securities included in twenty units (in shares)								20
Common shares called by warrants (in shares)			135,000
February 2023 Registered Direct Offering [Member] | Class B Warrants [Member]
Common Stock [Abstract]
Number of securities included in twenty units (in shares)								20
Common shares called by warrants (in shares)			750,000
Issuance of warrants			15,000,000
February 2023 Registered Direct Offering [Member] | Private Placement Warrants [Member]
Common Stock [Abstract]
Common shares called by warrants (in shares)			750,000
February 2023 Registered Direct Offering [Member] | Common Stock [Member]
Common Stock [Abstract]
Number of securities included in twenty units (in shares)								1
Concurrent Private Placement [Member]
Common Stock [Abstract]
Units issued			15,000,000